Statement of Shareholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Series C Convertible Preferred Stock [Member]
Issuance cost	$ 315
Series D Convertible Preferred Stock [Member]
Issuance cost		$ 86